CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	$ 22,851	$ 6,397		$ 23,229
Interest-bearing deposits in banks	111,951	203,537		51,503
Federal funds sold	74,022	74,022		10,175
Total cash and cash equivalents	208,824	283,956		84,907
Securities available for sale, at fair value	151,027	132,172		114,001
Securities held to maturity, at amortized cost	19,667	19,672		0
Other equity securities, at fair value	8,937	9,232		5,017
Restricted equity securities, at cost	2,825	2,600		3,224
Loans held for sale	2,509	2,400		5,696
Loans, net of unearned income	1,310,070	1,250,300		1,030,115
Less allowance for loan losses	15,492	14,844	$ 12,605	11,859	$ 9,265
Loans, net	1,294,578	1,235,456		1,018,256
Premises and equipment, net	28,065	27,044		24,426
Accrued interest receivable	4,427	4,170		4,243
Bank owned life insurance	29,343	22,201		22,458
Annuities	15,523	12,888		12,903
Foreclosed assets	2,930	2,930		10,224	7,042
Goodwill	16,862	16,862		16,862
Core deposit intangible	1,434	1,500		1,764
Other assets	11,883	9,509		8,525
Total assets	1,798,834	1,782,592		1,332,506
Deposits:
Noninterest-bearing	515,110	541,546		290,867
Interest-bearing	1,026,729	1,014,905		848,794
Total deposits	1,541,839	1,556,451		1,139,661
Other borrowings	0	12,498		7,975
FHLB advances	25,950	25,950		30,900
Subordinated notes	47,154	0		4,493
Accrued interest payable	107	132		278
Other liabilities	14,595	10,363		8,543
Total liabilities	1,629,645	1,605,394		1,191,850
Stockholders' equity:
Preferred stock, $0.01 par value, 1,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2021 and December 31, 2020	0	0		0
Common stock, $5 par value, 30,000,000 shares authorized; 9,012,857 and 7,678,195 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	43,749	45,064		38,391
Capital surplus	76,426	80,640		65,327
Retained earnings	53,604	49,858		34,183
Accumulated other comprehensive income	(3,755)	2,113		3,194
Unvested restricted stock	(835)	(477)		(439)
Total stockholders' equity	169,189	177,198		140,656	$ 126,637
Total liabilities and stockholders' equity	$ 1,798,834	$ 1,782,592		$ 1,332,506